Other Liabilities - Narrative (Details) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended		122 Months Ended
	Nov. 08, 2007 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of information about consolidated structured entities [line items]
Increase in contingent liability				$ 187
Net gains (losses) on available-for-sale assets				146	$ 451
Interest and investment income (loss)				6,272	5,407
Interest expense				327	355
Borrowed Funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings				22	22
Variable Principal Floating Rate Certificate
Disclosure of information about consolidated structured entities [line items]
Interest expense				$ 0	$ 28
Variable Principal Floating Rate Certificate | Consolidated structured entities
Disclosure of information about consolidated structured entities [line items]
Proceeds from borrowings	$ 1,000					$ 515
Repayments of borrowings, classified as financing activities		$ 2,020	$ 1,515
Net gains (losses) on available-for-sale assets		282
Interest and investment income (loss)		$ (342)